Classification by categories of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	₩ 33,410,542	₩ 28,423,744
Due from banks at fair value through profit or loss	63,112	897,525
Securities at fair value through profit or loss	57,011,490	50,110,797
Derivative assets	5,633,915	2,829,274
Loans at fair value through profit or loss	2,016,801	2,154,821
Loans at amortized cost	356,221,519	323,244,979
Securities at fair value through other comprehensive income	58,316,112	59,381,053
Securities at amortized cost	47,282,623	45,582,065
Others	20,341,191	17,477,778
Financial assets, Total	580,297,305	530,102,036
Financial assets at fair value through profit or loss
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	63,112	897,525
Securities at fair value through profit or loss	57,011,490	50,110,797
Derivative assets	5,157,412	2,586,068
Loans at fair value through profit or loss	2,016,801	2,154,821
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	64,248,815	55,749,211
Securities at fair value through other comprehensive income
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivative assets	0	0
Loans at fair value through profit or loss	0	0
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	58,316,112	59,381,053
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	58,316,112	59,381,053
Securities at amortized cost
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	33,410,542	28,423,744
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivative assets	0	0
Loans at fair value through profit or loss	0	0
Loans at amortized cost	356,221,519	323,244,979
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	47,282,623	45,582,065
Others	20,341,191	17,477,778
Financial assets, Total	457,255,875	414,728,566
Derivative instruments held for hedging
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivative assets	476,503	243,206
Loans at fair value through profit or loss	0	0
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	₩ 476,503	₩ 243,206